FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2022	December 31, 2021
Non-designated derivative instruments - short-term assets:
Interest rate swaps	792	—
Total derivative instruments - short-term assets	792	—

Designated derivative instruments - long-term assets:
Interest rate swaps	10,711	2,077
Cross currency swaps	—	1,019
Non-designated derivative instruments - long-term assets:
Interest rate swaps	9,261	88
Total derivative instruments - long-term assets	19,972	3,184

(in thousands of $)	June 30, 2022	December 31, 2021
Designated derivative instruments - short-term liabilities:
Interest rate swaps	—	68
Non-designated derivative instruments - short-term liabilities:
Interest rate swaps	13	670
Total derivative instruments - short-term liabilities	13	738

Designated derivative instruments - long-term liabilities:
Interest rate swaps	—	2,316
Cross currency interest rate swaps	7,767	2,685
Cross currency swaps	25,719	10,038
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	—	2,159
Cross currency swaps	73	11
Total derivative instruments - long-term liabilities	33,559	17,209

Schedule of currency swap transactions

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022		December 31, 2021
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	6,315	6,315	9,680	9,680
Equity securities	1,589	1,589	1,292	1,292
Equity securities pledged to creditors	12,830	12,830	10,238	10,238
NOK700 million senior unsecured floating rate bonds due 2023	70,930	71,462	79,507	79,586
NOK700 million senior unsecured floating rate bonds due 2024	70,423	70,923	78,939	79,077
NOK600 million senior unsecured floating rate bonds due 2025	54,717	54,444	61,334	60,133
4.875% senior unsecured convertible notes due 2023	137,900	139,555	137,900	138,727
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	140,625	150,000	153,563
Derivatives:
Interest rate/currency swap contracts - short-term receivables	792	792	—	—
Interest rate/currency swap contracts - long-term receivables	19,972	19,972	3,184	3,184
Interest rate/currency swap contracts - short-term payables	13	13	738	738
Interest rate/currency swap contracts - long-term payables	33,559	33,559	17,209	17,209

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The fair values of financial assets and liabilities as of June 30, 2022, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2022	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	6,315	4,619	1,696
Equity securities	1,589	1,589
Equity securities pledged to creditors	12,830	12,830
Interest rate/ currency swap, short-term receivables	792		792
Interest rate/ currency swaps, long-term receivables	19,972		19,972
Total assets	41,498	19,038	22,460	—
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,462	71,462
NOK700 million senior unsecured floating rate bonds due 2024	70,923	70,923
NOK600 million senior unsecured floating rate bonds due 2025	54,444	54,444
4.875% senior unsecured convertible notes due 2023	139,555	139,555
7.25% senior unsecured sustainability-linked bonds due 2026	140,625	140,625
Interest rate/currency swaps, short-term payables	13		13
Interest rate/currency swaps, long-term payables	33,559		33,559
Total liabilities	510,581	477,009	33,572	—

Schedule of concentration of revenue risk
There is also a concentration of revenue risk with the below customers to whom the Company has chartered multiple vessels.

Charterer	Number of Vessels chartered as of June 30, 2022	% of consolidated operating revenues (Six months ended June 30, 2022)	% of consolidated operating revenues (Six months ended June 30, 2021)
Frontline Shipping*	0	1%	2%
Golden Ocean Group Limited (“Golden Ocean”)*	8	9%	12%
MSC	9	1%	3%
Maersk A/S (“Maersk”)	15	31%	33%
Evergreen	6	17%	15%
Trafigura	7	9%	—%
* Additionally see Note 17: Related Party Transactions.